Loans, Receivables Past Due (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Floor rate of nonaccrual status loans	$ 191,400,000	$ 209,500,000	$ 231,700,000
30-89 Days Past Due	4,649,000	3,974,000	6,687,000
90 Days or Greater	14,929,000	14,899,000	21,143,000
Total Past Due	19,578,000	18,873,000	27,830,000
Current	725,269,000	685,862,000	602,911,000
Total Loans	744,847,000	704,735,000	630,741,000
Recorded Investment, 90 Days Accruing	1,040,000	414,000	455,000
Unearned income	(1,786,000)	(1,569,000)	(1,241,000)
Total Loans Net of Unearned Income	743,061,000	703,166,000	629,500,000
Construction and Land Development [Member]
30-89 Days Past Due	47,000	100,000	228,000
90 Days or Greater	488,000	73,000	854,000
Total Past Due	535,000	173,000	1,082,000
Current	47,282,000	47,377,000	43,774,000
Total Loans	47,817,000	47,550,000	44,856,000
Recorded Investment, 90 Days Accruing	0	0	0
Farmland [Member]
30-89 Days Past Due	0	0	96,000
90 Days or Greater	262,000	130,000	312,000
Total Past Due	262,000	130,000	408,000
Current	13,906,000	9,696,000	10,774,000
Total Loans	14,168,000	9,826,000	11,182,000
Recorded Investment, 90 Days Accruing	0	0	0
1- 4 Family [Member]
30-89 Days Past Due	2,867,000	3,534,000	4,895,000
90 Days or Greater	5,022,000	4,662,000	5,058,000
Total Past Due	7,889,000	8,196,000	9,953,000
Current	103,734,000	95,568,000	77,520,000
Total Loans	111,623,000	103,764,000	87,473,000
Recorded Investment, 90 Days Accruing	385,000	414,000	455,000
Multifamily [Member]
30-89 Days Past Due	0	0	156,000
90 Days or Greater	0	0	0
Total Past Due	0	0	156,000
Current	14,405,000	13,771,000	14,699,000
Total Loans	14,405,000	13,771,000	14,855,000
Recorded Investment, 90 Days Accruing	0	0	0
Non-Farm Non-Residential [Member]
30-89 Days Past Due	1,520,000	154,000	1,137,000
90 Days or Greater	6,169,000	7,539,000	11,571,000
Total Past Due	7,689,000	7,693,000	12,708,000
Current	325,728,000	328,378,000	300,008,000
Total Loans	333,417,000	336,071,000	312,716,000
Recorded Investment, 90 Days Accruing	655,000	0	0
Real Estate [Member]
30-89 Days Past Due	4,434,000	3,788,000	6,512,000
90 Days or Greater	11,941,000	12,404,000	17,795,000
Total Past Due	16,375,000	16,192,000	24,307,000
Current	505,055,000	494,790,000	446,775,000
Total Loans	521,430,000	510,982,000	471,082,000
Recorded Investment, 90 Days Accruing	1,040,000	414,000	455,000
Agricultural [Member]
30-89 Days Past Due	0	0
90 Days or Greater	1,073,000	526,000	512,000
Total Past Due	1,073,000	526,000	512,000
Current	30,183,000	21,223,000	17,964,000
Total Loans	31,256,000	21,749,000	18,476,000
Recorded Investment, 90 Days Accruing	0	0	0
Commercial And Industrial [Member]
30-89 Days Past Due	53,000	63,000	60,000
90 Days or Greater	1,915,000	1,946,000	2,831,000
Total Past Due	1,968,000	2,009,000	2,891,000
Current	169,101,000	149,078,000	114,534,000
Total Loans	171,069,000	151,087,000	117,425,000
Recorded Investment, 90 Days Accruing	0	0	0
Consumer And Other [Member]
30-89 Days Past Due	162,000	123,000	115,000
90 Days or Greater	0	23,000	5,000
Total Past Due	162,000	146,000	120,000
Current	20,930,000	20,771,000	23,638,000
Total Loans	21,092,000	20,917,000	23,758,000
Recorded Investment, 90 Days Accruing	0	0	0
Non-Real Estate [Member]
30-89 Days Past Due	215,000	186,000	175,000
90 Days or Greater	2,988,000	2,495,000	3,348,000
Total Past Due	3,203,000	2,681,000	3,523,000
Current	220,214,000	191,072,000	156,136,000
Total Loans	223,417,000	193,753,000	159,659,000
Recorded Investment, 90 Days Accruing	$ 0	$ 0	$ 0